Risk information (Tables)	12 Months Ended
Dec. 31, 2017
Risk information
Schedule of risk content information

Credit risk
Risk management	F-54
Risk measurement	F-54
Risk monitoring	F-54
Risk information
Market risk
Risk management	F-63
Risk measurement	F-63
Risk monitoring	F-64
Risk information	F-64
Liquidity risk and refinancing risk
Risk management	F-66
Risk measurement	F-66
Risk monitoring	F-66
Risk information	F-66
Operational risk
Risk management	F-71
Risk measurement	F-71
Risk monitoring	F-71
Risk information
Sustainability risk
Risk management	F-72
Risk measurement	F-72
Risk monitoring	F-72
Risk information	F-72

Schedule of credit risk exposure

	December 31, 2017
Consolidated Group Skr mn	Maximum credit-risk exposure
	Assets at fair value through profit or loss	Available-for-sale assets	Loans and accounts receivable
Cash and cash equivalents	—	—	1,231
Treasuries/government bonds	—	4,376	—
Other interest-bearing securities except loans	133	39,592	—
Loans in the form of interest-bearing securities	—	—	40,558
Loans to credit institutions	—	—	23,209
Loans to the public	—	—	213,549
Derivatives	7,803	—	—

Total financial assets	7,936	43,968	278,547

	December 31, 2016
Consolidated Group Skr mn	Maximum credit-risk exposure
	Assets at fair value through profit or loss	Available-for-sale assets	Loans and accounts receivable
Cash and cash equivalents	—	—	7,054
Treasuries/government bonds	—	3,673	—
Other interest-bearing securities except loans	1,451	48,228	—
Loans in the form of interest-bearing securities	262	—	45,284
Loans to credit institutions	—	—	26,187
Loans to the public	—	—	201,974
Derivatives	12,005	—	—

Total financial assets	13,718	51,901	280,499

The table below illustrates the link between the statement of financial position categories and net exposures according to CRR.

Consolidated Group Skr bn	December 31, 2017
	Carrying amount	Adjustment from carrying amount to exposure(1)	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates
Cash and cash equivalents	1.2	0.0	0.5	—	—	—	0.7	—
Treasuries/government bonds	4.4	0.0	4.4	0.0	—	—	0.0	0.0
Other interest-bearing securities except loans	39.8	5.4	1.3	0.0	—	0.4	20.1	12.6
Loans in the form of interest-bearing securities	41.1	-5.2	0.0	4.9	—	—	2.1	39.3
Loans to credit institutions including cash and cash equivalents(1)	23.2	16.2	1.9	0.0	—	—	4.8	0.3
Loans to the public	141.1	-87.3	159.0	5.8	—	—	6.1	57.5
Derivatives	7.8	2.3	0.0	0.7	—	—	4.8	0.0
Other assets	3.6	3.6	—	—	—	—	—	—

Total financial assets	262.2	-65.0	167.1	11.4	—	0.4	38.6	109.7

Contingent liabilities and commitments(2)	—	—	—	—	—	—	—	—

Total	262.2	-65.0	167.1	11.4	—	0.4	38.6	109.7

Consolidated Group Skr bn	December 31, 2016
	Carrying amount	Adjustment from carrying amount to exposure(1)	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates
Treasuries/government bonds	3.7	—	3.7	—	—	—	—
Other interest-bearing securities except loans	49.9	0.3	6.3	13.0	1.9	22.6	6.4
Loans in the form of interest-bearing securities	46.2	0.2	0.6	—	—	3.9	41.9
Loans to credit institutions including cash and cash equivalents(1)	33.2	-11.8	6.9	6.2	—	7.6	0.7
Loans to the public	147.9	0.9	96.6	0.7	—	5.8	45.7
Derivatives	12.0	-7.5	—	—	—	4.5	—
Other assets	3.3	—	3.3	—	—	—	—

Total financial assets	296.2	-17.9	117.4	19.9	1.9	44.4	94.7

Contingent liabilities and commitments(2)	62.4	—	56.3	—	—	0.8	5.3

Total	358.6	-17.9	173.7	19.9	1.9	45.2	100.0

(1)	Skr 10.3 billion (2016: Skr 11.6 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.

(2)	Contingent liabilities and commitments, except cash collateral.

Total net exposures

Skr bn	Interest-bearing securities and lending				Committed undisbursed loans, derivatives, etc.				Total
	December 31, 2017		December 31, 2016		December 31, 2017		December 31, 2016		December 31, 2017		December 31, 2016
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	97.1	39.6	117.3	42.9	70.0	85.1	56.4	84.1	167.1	51.1	173.7	51.0
Regional governments	11.4	4.7	19.9	7.3	—	—	—	—	11.4	3.5	19.9	5.8
Multilateral development banks	0.0	0.0	1.9	0.7	—	—	—	—	0.0	0.0	1.9	0.6
Public sector entity	0.4	0.2	—	—	—	—	—	—	0.4	0.1	—	—
Financial institutions	32.7	13.3	39.8	14.5	5.9	7.2	5.4	8.0	38.6	11.8	45.2	13.2
Corporates	103.4	42.2	94.7	34.6	6.3	7.7	5.3	7.9	109.7	33.5	100.0	29.4

Total	245.0	100.0	273.6	100.0	82.2	100.0	67.1	100.0	327.2	100.0	340.7	100.0

Geographical breakdown of gross exposures by exposure class, at December 31, 2017

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	1.8	5.6	4.0	—	—	42.7	7.4	0.2	—	61.7
Regional governments	0.6	—	—	—	—	—	4.8	0.1	—	5.5
Multilateral development banks	—	—	—	—	—	—	—	—	—	—
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.1	0.0	9.1	1.1	1.2	11.3	10.8	0.3	36.9
Corporates	23.0	14.6	0.2	53.5	0.1	9.9	74.3	39.9	7.2	222.7

Total	25.4	23.3	4.2	62.6	1.2	53.8	97.8	51.4	7.5	327.2

Geographical breakdown of gross exposures by exposure class, at December 31, 2016

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	2.1	8.2	2.8	—	—	43.1	10.0	3.2	—	69.4
Regional governments	0.6	—	—	—	—	—	11.5	1.7	0.0	13.8
Multilateral development banks	—	—	—	—	—	—	—	1.9	—	1.9
Public sector entity	0.4	—	—	—	—	—	—	—	—	0.4
Financial institutions	1.9	1.3	0.9	8.3	0.6	1.3	11.8	16.5	0.3	42.9
Corporates	20.7	17.9	2.7	30.7	0.2	12.3	72.0	45.6	10.2	212.3

Total	25.7	27.4	6.4	39.0	0.8	56.7	105.3	68.9	10.5	340.7

Geographical breakdown of net exposures by exposure class, at December 31, 2017

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7

Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Geographical breakdown of net exposures by exposure class, at December 31, 2016

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	—	3.6	2.8	3.8	—	0.9	140.7	18.6	3.3	173.7
Regional governments	—	—	—	—	—	—	18.0	1.9	—	19.9
Multilateral development banks	—	—	—	—	—	—	—	1.9	—	1.9
Financial institutions	—	1.1	1.4	9.2	0.6	1.3	7.2	24.1	0.3	45.2
Corporates	3.9	1.8	1.4	2.4	—	3.2	68.7	18.4	0.2	100.0

Total	3.9	6.5	5.6	15.4	0.6	5.4	234.6	64.9	3.8	340.7

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

Skr bn	Central governments	Regional governments	Public sector entity	Financial -institutions	Corporates	Total
Spain	—	—	—	0.1	12.4	12.5
Finland	0.2	0.1	—	—	7.1	7.4
Norway	—	—	—	3.3	2.5	5.8
United Kingdom	—	—	—	2.2	3.1	5.3
The Netherlands	—	—	—	2.2	2.1	4.3
Italy	—	—	—	—	4.2	4.2
France	—	—	—	1.6	2.5	4.1
Russia	—	—	—	—	4.0	4.0
Denmark	—	—	—	1.1	2.8	3.9
Poland	—	—	—	—	3.1	3.1
Luxembourg	—	—	—	0.0	1.2	1.2
Switzerland	—	—	—	—	0.9	0.9
Germany	—	—	0.4	0.3	—	0.7
Iceland	—	—	—	—	0.5	0.5
Ireland	—	—	—	—	0.4	0.4
Belgium	—	—	—	0.0	0.3	0.3
Latvia	—	—	—	0.2	—	0.2
Estonia	—	—	—	0.1	—	0.1
Greece	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Ukraine	—	—	—	—	0.0	0.0

Total	0.2	0.1	0.4	11.1	47.1	58.9

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2016

Skr bn	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates	Total
Spain	—	—	—	0.1	18.0	18.1
United Kingdom	—	—	—	4.1	4.0	8.1
Finland	0.3	0.1	0.6	0.4	6.2	7.6
Denmark	—	1.5	—	2.4	3.2	7.1
Russia	—	—	—	—	6.6	6.6
The Netherlands	—	—	—	2.3	2.7	5.0
France	—	—	—	1.6	3.2	4.8
Norway	—	—	—	2.9	1.9	4.8
Luxembourg	1.9	—	1.3	0.0	1.2	4.4
Poland	—	—	—	—	3.3	3.3
Italy	—	—	—	—	2.3	2.3
Germany	0.5	—	—	1.7	—	2.2
Switzerland	—	—	—	1.0	0.8	1.8
Ireland	—	—	—	—	1.1	1.1
Iceland	—	—	—	—	0.6	0.6
Austria	0.5	—	—	—	0.0	0.5
Latvia	—	—	—	0.3	—	0.3
Belgium	—	—	—	0.0	0.3	0.3
Hungary	—	—	—	—	0.1	0.1
Portugal	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	0.1
Ukraine	—	—	—	—	0.1	0.1
Greece	—	—	—	—	0.0	0.0
Other countries	—	0.0	—	—	0.1	0.1

Total	3.2	1.6	1.9	16.8	55.9	79.4

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
France	7.8	—	—	—	2.5	0.0	10.3
United Kingdom	0.5	—	—	—	1.7	5.5	7.7
Finland	0.5	0.3	—	—	—	6.3	7.1
Norway	0.5	—	—	—	3.4	2.3	6.2
Denmark	0.2	—	—	—	2.2	2.4	4.8
Germany	1.4	—	—	0.4	2.0	0.9	4.7
Poland	3.1	—	—	—	—	—	3.1
The Netherlands	—	—	—	—	2.4	0.2	2.6
Spain	—	—	—	—	0.9	1.7	2.6
Belgium	—	—	—	—	0.7	0.2	0.9
Switzerland	—	—	—	—	0.2	0.3	0.5
Luxembourg	0.0	—	0.0	—	0.0	0.4	0.4
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.1	0.1
Russia	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	—	0.1
Austria	—	—	—	—	0.1	—	0.1
Hungary	—	—	—	—	—	0.0	0.0

Total	14.0	0.3	0.0	0.4	16.4	21.0	52.1

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2016

Skr bn	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates	Total
France	10.3	—	—	3.7	0.0	14.0
United Kingdom	1.1	—	—	3.9	3.5	8.5
Denmark	0.1	1.6		4.0	2.7	8.4
Finland	0.8	0.3	0.6	0.5	5.6	7.8
Germany	3.1	—	—	3.0	0.8	6.9
Norway	0.6	—	—	4.2	1.1	5.9
Luxembourg	1.9	—	1.3	0.0	1.6	4.8
Poland	3.3	—	—	0.0	—	3.3
The Netherlands	—	—	—	2.5	0.3	2.8
Spain	—	—	—	0.4	1.7	2.1
Switzerland	—	—	—	1.3	0.3	1.6
Belgium	—	—	—	0.4	0.2	0.6
Austria	0.5	—	—	0.1	—	0.6
Ireland	—	—	—	0.0	0.4	0.4
Iceland	0.1	—	—	—	0.2	0.3
Latvia	—	—	—	0.3	—	0.3
Portugal	0.1	—	—	—	—	0.1
Estonia	—	—	—	0.1	—	0.1
Italy	0.0	—	—	—	0.0	0.0
Other countries	—	—	—	—	0.2	0.2

Total	21.9	1.9	1.9	24.4	18.6	68.7

Corporate exposures, broken down by industry (GICS)

	December 31, 2017		December 31, 2016
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	88.4	12.9	74.8	10.7
Industry	41.9	36.4	45.2	34.5
Finance	32.2	19.9	28.6	15.1
Commodities	21.9	16.8	22.2	15.8
Consumer goods	18.3	15.9	16.3	13.4
Electricity, water and gas	14.1	4.4	13.4	4.4
Healthcare	3.0	2.7	6.1	5.3
Energy	2.9	0.7	5.3	0.8
Other	—	—	0.4	0.0

Total	222.7	109.7	212.3	100.0

Schedule of credit grades

Consolidated Group Skr mn	December 31, 2017
	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,133	98	—	—	—	1,231
Treasuries/government bonds	401	3,981	—	—	—	4,382
Other interest-bearing securities except loans	4,396	34,295	1,116	—	—	39,807
Loans in the form of interest-bearing securities	—	9,636	27,434	4,055	—	41,125
Loans to credit institutions	3,018	15,766	3,229	1,185	—	23,198
Loans to the public	70,043	25,670	32,168	13,164	66	141,111
Derivatives	—	6,324	1,479	—	—	7,803

Total financial assets	78,991	95,770	65,426	18,404	66	258,657

Committed undisbursed loans	63,922	978	6,452	1,562	—	72,914

Consolidated Group Skr mn	December 31, 2016
	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	3,825	3,229	—	—	—	7,054
Treasuries/government bonds	442	3,245	—	—	—	3,687
Other interest-bearing securities except loans	18,003	31,896	12	-10	—	49,901
Loans in the form of interest-bearing securities	480	14,483	26,786	4,473	—	46,222
Loans to credit institutions	8,762	12,126	3,739	1,563	—	26,190
Loans to the public	79,643	30,213	21,172	16,840	41	147,909
Derivatives	—	9,912	2,093	—	—	12,005

Total financial assets	111,155	105,104	53,802	22,866	41	292,968

Committed undisbursed loans	50,604	2,631	871	677	—	54,783

Schedule of impact of credit risk hedges

Impact of credit-risk hedges, at December 31, 2017

	Gross exposures by exposure class
Skr bn	Central governments	Regional -governments	Public Sector Entity	Financial institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	49.3	0.5	—	0.4	104.4	154.6
of which, guarantees issued by the EKN	48.2	0.5	—	0.2	88.6	137.5
of which, guarantees issued by other export credit agencies	1.1	—	—	0.2	12.5	13.8
of which, other guarantees	—	—	—	—	3.3	3.3
Regional governments	—	0.0	—	5.9	0.6	6.5
Financial institutions	0.0	—	—	0.0	8.0	8.0
of which, credit default swaps	—	—	—	—	1.0	1.0
of which, guarantees	0.0	—	—	0.0	7.0	7.0
Corporates	—	—	—	0.0	3.1	3.1
of which, credit insurance from insurance companies	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	0.0	0.6	0.6

Total hedged exposures	49.3	0.5	—	6.3	116.1	172.2

Unhedged exposures(1)	12.4	5.0	0.4	30.6	106.6	155.0

Total	61.7	5.5	0.4	36.9	222.7	327.2

(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.4 billion for corporates and Skr 0.2 billion for central governments.

Impact of credit-risk hedges, at December 31, 2016

	Gross exposures by exposure class
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	51.2	0.6	—	0.4	2.6	100.7	155.5
of which, guarantees issued by the EKN	49.8	0.6	—	0.4	2.3	77.4	130.5
of which, guarantees issued by other export credit agencies	1.4	—	—	—	0.3	19.6	21.3
of which, other guarantees	—	—	—	—	—	3.7	3.7
Regional governments	—	0.0	—	—	6.3	0.4	6.7
Financial institutions	0.0	0.0	—	—	0.1	11.2	11.3
of which, credit default swaps	—	—	—	—	0.0	2.5	2.5
of which, guarantees	0.0	0.0	—	—	0.1	8.7	8.8
Corporates	—	—	—	—	0.0	3.2	3.2
of which, credit insurance from insurance companies	—	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	—	0.0	0.7	0.7

Total hedged exposures	51.2	0.6	—	0.4	9.0	115.5	176.7

Unhedged exposures(1)	18.2	13.2	1.9	—	33.9	96.8	164.0

Total	69.4	13.8	1.9	0.4	42.9	212.3	340.7

(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 20.0 billion for corporates and Skr 0.2 billion for central governments.

Schedule of risk specific measures

Market risk, type	Definition	Risk profile
Liquidity portfolio VaR

The liquidity portfolio VaR measures a potential negative impact on SEK’s equity, in the form of unrealized gains or losses, as a result of value changes from market movements. Daily historic movements with a two-year horizon are applied to current holdings to simulate possible outcomes. The fifth worst outcome is reported as VaR.

The risk is attributable to SEK’s liquidity portfolio, primarily for credit spread risk in its bond holdings. At the end of 2017, the risk amounted to Skr 8 million (2016: Skr 10 million) and the limit for Value at Risk was Skr 18 million (2016: Skr 14 million).

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves. Positive and negative exposures are measured separated and whichever is largest, in absolute terms, comprises the exposure.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates. At the end of 2017, the risk amounted to Skr 223 million (2016: Skr 286 million) and the interest-rate price risk limit amounted to Skr 500 million (2016: Skr 600 million).

Interest-rate risk regarding changes in future net interest income (NII)

The net interest income risk within one year is calculated as the impact on net interest income for the coming year if new financing and investment must take place following a positive interest-rate shift of 100 basis points. For each stress test, the risk per currency is totaled in absolute terms.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms for the next year. The risk measurement captures the short-term impact of changes in interest rates. At the end of 2017, the risk amounted to Skr 193 million (2016: Skr 188 million) and the net interest income risk amounted to Skr 250 million (2016: Skr 250 million).

Credit spread risk in assets

Credit spread risk in assets is calculated as a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in the credit spreads on assets for those assets measured at fair value. Credit spread risk in assets measures the instantaneous change in value that arises from a 100 basis-point shift in credit spreads for all assets measured at fair value.

The risk is attributable to bonds in liquidity investments, including liquidity reserves, credit derivatives that hedge the credit risk in a number of bonds, and securitizations. At the end of 2017, the credit spread risk in assets was negative Skr 210 million (2016: negative Skr 274 million), and the limit for credit spread risk in assets amounted to Skr 500 million (2016: Skr 500 million).

Market risk, type	Definition	Risk profile
Credit spread risk in own debt

Credit spread risk in own debt can have a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in present value after all of SEK’s credit spreads have been reduced by 20 basis points.

The risk is attributable to SEK’s structured debt measured at fair value. At year-end 2017, the credit spread risk in own debt amounted to Skr 601 million (2016: Skr 668 million) and the limit for credit spread risk in own debt amounted to Skr 1,000 million (2016: Skr 1,000 million).

Cross-currency basis spread risk

The cross-currency basis spread risk measures a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads. The cross-currency basis spread risk is measured, using sensitivities, as the change in present value after an increase in cross-currency basis spreads by a number of points (varying by currency in accordance with a standardized method based on volatility).

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio. At the end of 2017, the cross-currency basis spread risk amounted to Skr 161 million (2016: Skr 184 million) and the limit for cross-currency basis spread risk amounted to Skr 450 million (2016: Skr 450 million).

Risk to NII from cross-currency basis swaps

The 12-month risk to NII from cross-currency basis swaps is measured as the impact on SEK’s future earnings resulting from an assumed cost increase (varying by currency in accordance with a standardized method based on volatility) for transfers between currencies for which cross-currency basis swaps are used. For each stress test, the risk per currency is totaled in absolute terms.

The risk is attributable to cases where borrowing and lending are not matched in terms of currency and, therefore, the future cost of converting borrowing to the desired currency is dependent on cross-currency basis spreads. The risk is primarily attributable to Swedish kronor, because SEK has a deficit of Swedish kronor and borrows funds in other currencies, which are swapped into Swedish kronor. At the end of 2017, the risk amounted to Skr 23 million (2016: Skr 28 million) and the limit for the risk to NII from cross-currency basis swaps amounted to Skr 100 million (2016: Skr 150 million).

Currency risk	The risk is calculated as the change in value of all foreign currency positions at an assumed 10 percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position excluding unrealized changes in fair value is reported separately since SEK’s hedging strategy entails that only foreign exchange positions excluding unrealized changes in fair value are to be hedged. The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs (net interest margins) in foreign currency. Currency risk excluding unrealized changes in fair value is kept low by matching assets and liabilities in terms of currencies or through the use of derivatives. In addition, accrued gains/losses in foreign currency are regularly converted to Swedish kronor. At the end of 2017, the risk amounted to Skr 2 million (2016: Skr 2 million) and the limit for currency risk was Skr 15 million (2016: Skr 15 million).

Other risks (equities, commodity and volatility risks)	These are attributable to structured borrowing and are calculated with the aid of stress tests of underlying equity indices or volatility.

SEK’s equities and commodity risks, as well as FX volatility risks, only arise from structured borrowing. The structured borrowing is hedged by being swapped to floating interest rates. While all structured cash flows are matched through a hedging swap, there could be an impact on earnings. This is because measurement of the bond takes account of SEK’s own credit spread, while the swap is not affected by this credit spread, and also because of changes in expected maturity for the structured borrowing. Interest-rate volatility risk also arises from other transactions with early redemption options. These risks are calculated and limited. At the end of 2017, these risks and limits were low.

Schedule of change in the market interest rate

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1%).

	2017			2016
Consolidated Group Skr mn	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income
Foreign currency	17	326	-21	-10	237	-36
Swedish kronor	-188	109	-1	-213	101	-21

	-171	435	-22	-223	338	-57

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1%).

Consolidated Group Skr mn	2017			2016
	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income
Foreign currency	-4	-348	22	-8	-260	36
Swedish kronor	274	-110	18	325	-102	24

	270	-458	40	317	-362	60

Schedule of assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities

	December 31, 2017			December 31, 2016
Currency	Exchange rate	Share at year end, %	Currency positions at year end (Skr mn)	Exchange rate	Share at year end, %	Currency positions at year end (Skr mn)
SKR	1	93	n.a.	1	91	n.a
EUR	9.8255	2	-429	9.5407	3	-559
USD	8.1950	1	289	9.0682	2	443
JPY	0.07281	1	-216	0.07752	1	-311
GBP	11.0704	1	-133	11.2126	1	-155
CHF	0.4167
MXN		1	-137
THB				0.2535	1	-131
Other		1	-168		1	182

Total foreign currency position		100	-794		100	-531

Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

	December 31, 2017		December 31, 2016
Skr mn	Consolidated Group	Parent Company	Consolidated Group	Parent Company
Total assets,	264,392	264,401	299,442	299,436
of which, denominated in foreign currencies	201,371	201,371	237,516	237,516

Total liabilities,	246,818	246,264	282,306	281,712

of which, denominated in foreign currencies	202,166	202,166	238,047	238,047

Summary of liquidity reserve

Liquidity reserve(1) at December 31, 2017

Skr billion	Total	SKR	EUR	USD	Other
Balances with other banks and National Debt Office	10.5	2.0	2.5	6.0	—
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	2.0	1.3	—	0.5	0.2
Covered bonds issued by other institutions	1.0	—	0.6	0.4	—
Securities issued or guaranteed by municipalities or other public entities	—	—	—	—	—

Total liquidity reserve	13.5	3.3	3.1	6.9	0.2

(1)	The liquidity reserve is a part of SEK’s liquidity investments. The table excludes account balances.

Liqudity investment by rating based on net exposure

	December 31, 2017	December 31, 2016
AAA	28%	38%
AA+	8%	2%
AA	0%	5%
AA-	11%	10%
A+	18%	20%
A	24%	21%
A-	9%	4%
BBB+	1%	0%
BBB	1%	0%
BBB-	0%	0%

Liqudity investment by exposure type

	December 31, 2017	December 31, 2016
States and local governments	38%	44%
Financial institutions	36%	35%
Corporates	23%	10%
Covered Bonds	3%	6%
Multilateral development banks	0%	3%
CDS covered corporates	0%	2%

Schedule of total long-term borrowing by region and structure type

	December 31, 2017	December 31, 2016
Sweden	43%	38%
North America	15%	12%
Western Europe except Sweden	15%	33%
Asia except Japan	10%	5%
Japan	8%	7%
Middle East/Africa/Turkey	7%	4%
Australia	2%	1%

Schedule of liquidity investments by remaining maturity
	Dec. 31, 2017	Dec. 31, 2016
M < 1 year	84%	83%
1 year < M < 3 years	16%	17%
M > 3 years	0%	0%

(1)	SEK’s loan facility with the Swedish National Debt Office is excluded.

Schedule of new lending capacity

	Dec. 31, 2017	Dec. 31, 2016
New lending capacity	15 months	9 months
Volume, liquidity investments	55.7 bn	72.3 bn
Volume, committed undisbursed loans	72.9 bn	54.8 bn
of which, CIRR system	69.2 bn	49.1 bn

	Dec. 31, 2017	Dec. 31, 2016
LCR under Swedish FSA rules
Total	505%	383%

EUR	3,064%	2,603%
USD	557%	313%
LCR under EU Commission’s delegated act
Total	169%	215%

NFSR	140%	132%

Schedule of contractual flows

	December 31, 2017
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	1,231	—	—	—	—	1,231	—	1,231
Treasuries/government bonds	767	1,093	985	1,536	—	4,381	1	4,382
Other interest-bearing securities except loans	3,305	8,670	22,630	5,547	—	40,152	-345	39,807
Loans in the form of interest-bearing securities	314	1,451	6,789	24,151	11,574	44,279	-3,154	41,125
Loans to credit institutions	210	9,973	3,479	7,417	2,907	23,986	-788	23,198
Loans to the public	4,764	7,230	24,147	76,541	43,362	156,044	-14,933	141,111
Derivatives	309	1,069	1,165	2,801	2,687	8,031	-228	7,803

Total	10,900	29,486	59,195	117,993	60,530	278,104	-19,447	258,657

	December 31, 2017
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowings from credit institutions	40	-2,368	—	—	—	-2,328	11	-2,317
Senior securities issued	-1,832	-24,648	-48,126	-136,112	-34,095	-244,813	22,297	-222,516
Derivatives	-70	-1,227	-667	-658	236	-2,386	-14,094	-16,480
Subordinated securities issued			-2,049			-2,049	9	-2,040

Total	-1,862	-28,243	-50,842	-136,770	-33,859	-251,576	8,223	-243,353

Obligations
Committed undisbursed loans	-696	-3,649	-17,753	-14,013	36,111
Liquidity surplus (+)/ deficit (-)	8,342	-2,406	-9,400	-32,790	62,782	26,528
Accumulated liquidity surplus (+)/deficit (-)	8,342	5,936	-3,464	-36,254	26,528	26,528

	December 31, 2016
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	7,054	—	—	—	—	7,054	—	7,054
Treasuries/government bonds	15	479	156	3,047	—	3,697	-10	3,687
Other interest-bearing securities except loans	6,811	14,598	21,295	7,654	—	50,358	-457	49,901
Loans in the form of interest-bearing securities	-113	230	7,030	20,549	20,549	49,217	-2,995	46,222
Loans to credit institutions	-59	12,029	2,016	8,676	4,394	27,056	-866	26,190
Loans to the public	3,219	7,407	25,890	88,428	36,956	161,900	-13,991	147,909
Derivatives	1,475	1,499	1,352	4,228	5,891	14,445	-2,440	12,005

Total	18,402	36,242	57,739	138,386	62,958	313,727	-20,759	292,968

	December 31, 2016
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowings from credit institutions	-119	-3,865	167	—	—	-3,817	61	-3,756
Borrowing from the public	—	—	—	—	—	—	—	—
Senior securities issued	-9,299	-37,844	-46,345	-133,418	-52,974	-279,880	30,688	-249,192
Derivatives	-56	-766	-1,914	-3,151	-57	-5,944	-16,128	-22,072
Subordinated securities issued	—	—	—	-2,267	—	-2,267	1	-2,266

Total	-9,474	-42,475	-48,092	-138,836	-53,031	-291,908	14,622	-277,286

Obligations
Committed, undisbursed loans	-123	-3,534	-11,348	-10,080	25,085	0		54,783
Liquidity surplus (+) / deficit (-)	8,805	-9,767	-1,701	-10,530	35,012	21,819
Accumulated liquidity surplus (+) / deficit (-)	8,805	-962	-2,663	-13,193	21,819	21,819